Related-party Transactions	12 Months Ended
Dec. 31, 2025
Related-party Transactions [Abstract]
Related-party Transactions

Note 24. Related-party Transactions

(a)
Parent company and ultimate controlling company

OBOOK Holdings Inc. is the ultimate controlling party of the Company.

(b)
Names and relationship of related parties

Name of related party	Relationship with the Company
Chun-Kai, Wang	Key management of the Company
Chung-Han, Hsieh	Key management of the Company
Hsu, Te-Yung	Director of the Company

(c)
Significant transactions with related parties
1.
Other payables to related parties

Account	Relationship	December 31, 2025	December 31, 2024
Other payables	Key management	$2,319	10,332

Other payables represent amounts advanced by related parties on behalf of the Company for various operating expenses.

2.
Borrowings from related parties

Account	Relationship	December 31, 2025	December 31, 2024
Other payables	Key management	$1,834,920	1,713,058

Borrowings from related parties are generally interest-free and repayable within one year.

3.
SAFE agreements

Account	Relationship	December 31, 2025	December 31, 2024
Other payables	Director of the Company	$628,085	—

Amounts payable to related parties related to SAFE agreements bear interest at 5% per annum until settlement.

(d)
Key management personnel
1.
Joint guarantee

As of December 31, 2025 and 2024, certain bank borrowings of the Company were guaranteed by key management personnel.

2.
Key management personnel compensation

For the years ended December 31, 2025, 2024 and 2023, the aggregate cash compensation that the Company paid to the independent directors was $150,020, $150,080 and $150,040, respectively. For the year ended December 31, 2025, the aggregate share-based compensation that the Company paid to the independent directors was $142,800.

	2025	2024	2023
Short-term employee benefits	$765,797	704,698	560,602
Post-employment benefits	39,545	25,052	18,136
Share-based payments	8,091,851	—	—
Total	$8,897,193	729,750	578,738

3.
Equity contributions

For the year ended December 31, 2024, key management personnel subscribed for 230,081 Class A Common Shares of the Company for total cash consideration of US$1.62 million. The relevant statutory registration procedures had been completed as of December 31, 2024.